Annual Total Returns[BarChart] - VictoryShares USAA MSCI USA Small Cap Value Momentum ETF - VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	2018	2019	2020
Total	(9.27%)	21.63%	11.61%